Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Segmented information
Schedule of segmented information

	Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018
		Custom Built		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$568,521	$—	$585,584	$—	$599,757
Gross profit	—	(130,934)	—	98,041	—	155,961
Operating expenses	(26,837,127)	(242,426)	(20,341,597)	(365,710)	(12,811,978)	(351,727)
Other items	(36,062,460)	193,490	(2,666,853)	(15,704)	5,278,597	(17,452)
Current income tax recovery	(725)	1,129	(1,600)	—	—	1,286
Deferred income tax recovery	—	32,148	—	80,725	—	—
Net loss/(income)	(62,900,312)	(146,593)	(23,010,050)	(202,648)	(7,533,381)	(211,932)
FX translation	4,213,906	—	898,473	—	(763,708)	—
Comprehensive loss/(income)	$(58,686,406)	$(146,593)	$(22,111,577)	$(202,648)	$(8,297,089)	$(211,932)

	December 31, 2020		December 31, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Inventory	$305,443	$303,651	$237,029	$341,724
Plant and equipment	9,014,777	275,531	7,391,375	316,488